General and Operating Expenses	12 Months Ended
Dec. 31, 2018
Selling, general and administrative expense [abstract]
General and Operating Expenses

Note 28 - General and Operating Expenses

	Year ended December 31
	2016	2017	2018
	NIS	NIS	NIS

Terminal equipment and materials	831	855	737
Interconnectivity and payments to domestic and international operators	825	805	789
Maintenance of buildings and sites*	605	584	286
Marketing and general expenses	709	615	581
Services and maintenance by sub-contractors	261	260	277
Vehicle maintenance expenses*	164	156	82
Content services expenses	629	636	653

	4,024	3,911	3,405

* See Note 3.a for information about early adoption of IFRS 16, Leases.

Operating and general expenses are presented net of expenses of NIS 46 recognized in 2018 for investments in fixed assets and intangible assets (in 2017 NIS 65 and in 2016 NIS 64).